NOTE 2 - BASIS OF PRESENTATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
NET LOSS	$ (9,105,729)	$ (11,510,166)
Working capital deficiency	11,226,100
Accumulated Stockholders' Equity (Deficit)	$ 11,310,614